Prepayments and other receivables (Schedule of Movements on the Group Provision for Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepayments and other receivables
At 1 January	$ 16	$ 18
Foreign exchange loss (gain)	2	(2)
At 31 December	$ 18	$ 16